UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund
March 31, 2015 (Unaudited)

Common Stocks--101.1%	Shares		Value ($)
Automobiles & Components--1.1%
BorgWarner	26,373		1,595,039
Delphi Automotive	34,170		2,724,716
Ford Motor	462,861		7,470,577
General Motors	159,236		5,971,350
Goodyear Tire & Rubber	32,553		881,535
Harley-Davidson	25,646		1,557,738
Johnson Controls	77,303		3,899,163
			24,100,118
Banks--5.9%
Bank of America	1,234,271		18,995,431
BB&T	85,568		3,336,296
Citigroup	355,919		18,336,947
Comerica	20,999		947,685
Fifth Third Bancorp	98,692		1,860,344
Hudson City Bancorp	54,637		572,596
Huntington Bancshares	98,898		1,092,823
JPMorgan Chase & Co.	437,254		26,488,847
KeyCorp	102,408		1,450,097
M&T Bank	15,265		1,938,655
People's United Financial	36,681		557,551
PNC Financial Services Group	61,343		5,719,621
Regions Financial	158,606		1,498,827
SunTrust Banks	60,142		2,471,235
U.S. Bancorp	208,967		9,125,589
Wells Fargo & Co.	550,523		29,948,451
Zions Bancorporation	21,832		589,464
			124,930,459
Capital Goods--7.5%
3M	74,886		12,352,446
Allegion	10,801		660,697
AMETEK	28,427		1,493,555
Boeing	76,949		11,548,506
Caterpillar	70,596		5,649,798
Cummins	19,730		2,735,367
Danaher	71,300		6,053,370
Deere & Co.	40,104	a	3,516,720
Dover	19,008		1,313,833
Eaton	55,527		3,772,504
Emerson Electric	80,804		4,575,122
Fastenal	32,374	a	1,341,417
Flowserve	16,349		923,555
Fluor	17,391		994,070
General Dynamics	36,691		4,980,069
General Electric	1,180,744		29,294,259
Honeywell International	91,421		9,536,125

Illinois Tool Works	41,064		3,988,957
Ingersoll-Rand	31,615		2,152,349
Jacobs Engineering Group	15,244	b	688,419
Joy Global	11,265		441,363
L-3 Communications Holdings	9,834		1,237,019
Lockheed Martin	31,319		6,356,504
Masco	42,866		1,144,522
Northrop Grumman	23,506		3,783,526
PACCAR	41,941		2,648,155
Pall	12,951		1,300,151
Parker Hannifin	16,805		1,996,098
Pentair	22,311		1,403,139
Precision Castparts	16,574		3,480,540
Quanta Services	25,057	b	714,876
Raytheon	35,886		3,920,546
Rockwell Automation	16,116		1,869,295
Rockwell Collins	15,630		1,509,077
Roper Industries	11,862		2,040,264
Snap-on	6,577		967,214
Stanley Black & Decker	18,753		1,788,286
Textron	32,583		1,444,404
United Rentals	11,852	b	1,080,428
United Technologies	97,202		11,392,074
W.W. Grainger	7,256		1,711,037
Xylem	22,125		774,818
			160,574,474
Commercial & Professional Services--.7%
ADT	20,783		862,910
Cintas	10,997		897,685
Dun & Bradstreet	3,960		508,306
Equifax	14,075		1,308,975
Nielsen	38,462		1,714,251
Pitney Bowes	23,223		541,560
Republic Services	28,928		1,173,320
Robert Half International	16,547		1,001,424
Stericycle	10,210	b	1,433,790
Tyco International	49,919		2,149,512
Waste Management	49,415		2,679,775
			14,271,508
Consumer Durables & Apparel--1.5%
Coach	32,907		1,363,337
D.R. Horton	39,115		1,113,995
Fossil Group	5,573	b	459,494
Garmin	14,345		681,674
Hanesbrands	47,053		1,576,746
Harman International Industries	7,974		1,065,566
Hasbro	12,719	a	804,350
Leggett & Platt	16,421		756,844
Lennar, Cl. A	19,766		1,024,076
Mattel	40,884		934,199
Michael Kors Holdings	24,135	b	1,586,876
Mohawk Industries	7,293	b	1,354,675

Newell Rubbermaid	32,349		1,263,875
NIKE, Cl. B	81,449		8,171,778
PulteGroup	39,332		874,350
PVH	9,394		1,001,025
Ralph Lauren	7,218		949,167
Under Armour, Cl. A	19,017	b	1,535,623
VF	40,113		3,020,910
Whirlpool	9,062		1,831,068
			31,369,628
Consumer Services--1.8%
Carnival	52,374		2,505,572
Chipotle Mexican Grill	3,696	b	2,404,396
Darden Restaurants	14,864		1,030,670
H&R Block	31,557		1,012,033
Marriott International, Cl. A	24,443		1,963,262
McDonald's	112,901		11,001,073
Royal Caribbean Cruises	19,705	a	1,612,854
Starbucks	87,348		8,271,856
Starwood Hotels & Resorts
Worldwide	20,267	c	1,692,295
Wyndham Worldwide	14,815		1,340,313
Wynn Resorts	9,402		1,183,524
Yum! Brands	50,905		4,007,242
			38,025,090
Diversified Financials--5.2%
Affiliated Managers Group	6,526	b	1,401,654
American Express	102,982		8,044,954
Ameriprise Financial	21,428		2,803,640
Bank of New York Mellon	131,171		5,278,321
Berkshire Hathaway, Cl. B	213,989	b	30,882,892
BlackRock	14,848		5,431,992
Capital One Financial	64,783		5,106,196
Charles Schwab	133,690		4,069,524
CME Group	37,519		3,553,424
Discover Financial Services	52,682		2,968,631
E*TRADE Financial	33,871	b	967,186
Franklin Resources	45,466		2,333,315
Goldman Sachs Group	47,294		8,889,853
Intercontinental Exchange	13,088		3,053,038
Invesco	51,464		2,042,606
Legg Mason	11,677		644,570
Leucadia National	38,352		854,866
McGraw-Hill Financial	31,902		3,298,667
Moody's	20,979		2,177,620
Morgan Stanley	180,686		6,448,683
NASDAQ OMX Group	13,750		700,425
Navient	47,286		961,324
Northern Trust	26,304		1,832,074
State Street	48,564		3,570,911
T. Rowe Price Group	30,751		2,490,216
			109,806,582
Energy--8.1%

Anadarko Petroleum	59,644		4,939,120
Apache	43,669		2,634,551
Baker Hughes	51,001		3,242,644
Cabot Oil & Gas	47,243		1,395,086
Cameron International	22,383	b	1,009,921
Chesapeake Energy	59,535	a	843,016
Chevron	221,077		23,208,663
Cimarex Energy	10,075		1,159,532
ConocoPhillips	143,698		8,946,637
CONSOL Energy	27,392		763,963
Devon Energy	44,768		2,699,958
Diamond Offshore Drilling	8,660	a	232,001
Ensco, Cl. A	27,022		569,354
EOG Resources	64,571		5,920,515
EQT	17,492		1,449,562
Exxon Mobil	492,671		41,877,035
FMC Technologies	27,452	b	1,015,999
Halliburton	100,571		4,413,055
Helmerich & Payne	12,355		841,005
Hess	28,693		1,947,394
Kinder Morgan	199,845		8,405,481
Marathon Oil	77,729		2,029,504
Marathon Petroleum	32,181		3,295,013
Murphy Oil	20,500		955,300
National Oilwell Varco	48,398		2,419,416
Newfield Exploration	18,373	b	644,709
Noble	30,092	a	429,714
Noble Energy	45,129		2,206,808
Occidental Petroleum	90,446		6,602,558
ONEOK	24,607		1,187,042
Phillips 66	64,435		5,064,591
Pioneer Natural Resources	17,684		2,891,511
QEP Resources	20,796		433,597
Range Resources	19,911		1,036,168
Schlumberger	150,332		12,543,702
Southwestern Energy	44,543	b	1,032,952
Spectra Energy	79,465		2,874,249
Tesoro	15,147		1,382,770
Transocean	39,286	a	576,326
Valero Energy	60,519		3,850,219
Williams	79,656		4,029,797
			173,000,438
Food & Staples Retailing--2.6%
Costco Wholesale	51,591		7,815,779
CVS Health	132,269		13,651,483
Kroger	57,863		4,435,778
Sysco	68,528		2,585,561
Wal-Mart Stores	184,643		15,186,887
Walgreens Boots Alliance	101,766		8,617,545
Whole Foods Market	41,527		2,162,726
			54,455,759
Food, Beverage & Tobacco--5.3%

Altria Group	230,974		11,553,319
Archer-Daniels-Midland	74,639		3,537,889
Brown-Forman, Cl. B	18,940		1,711,229
Campbell Soup	20,702		963,678
Coca-Cola	460,983		18,692,861
Coca-Cola Enterprises	25,447		1,124,757
ConAgra Foods	50,514		1,845,276
Constellation Brands, Cl. A	19,297	b	2,242,504
Dr. Pepper Snapple Group	23,191		1,820,030
General Mills	70,249		3,976,093
Hershey	17,560		1,771,980
Hormel Foods	16,227		922,505
J.M. Smucker	12,123		1,402,995
Kellogg	30,010		1,979,159
Keurig Green Mountain	14,411		1,610,141
Kraft Foods Group	68,592		5,975,392
Lorillard	41,606		2,718,952
McCormick & Co.	15,009		1,157,344
Mead Johnson Nutrition	23,727		2,385,275
Molson Coors Brewing, Cl. B	18,665		1,389,609
Mondelez International, Cl. A	193,853		6,996,155
Monster Beverage	16,967	b	2,348,148
PepsiCo	174,095		16,646,964
Philip Morris International	181,625		13,681,811
Reynolds American	36,392		2,507,773
Tyson Foods, Cl. A	34,559		1,323,610
			112,285,449
Health Care Equipment & Services--5.1%
Abbott Laboratories	175,782		8,143,980
Aetna	40,934		4,360,699
AmerisourceBergen	23,948		2,722,169
Anthem	31,436		4,854,033
Baxter International	63,536		4,352,216
Becton Dickinson & Co.	24,132		3,465,090
Boston Scientific	157,661	b	2,798,483
C.R. Bard	8,622		1,442,892
Cardinal Health	39,409		3,557,450
Cerner	35,848	b	2,626,224
Cigna	30,414		3,936,788
DaVita HealthCare Partners	19,709	b	1,601,948
DENTSPLY International	17,483		889,710
Edwards Lifesciences	12,257	b	1,746,132
Express Scripts Holding	85,643	b	7,431,243
HCA Holdings	34,704	b	2,610,782
Henry Schein	8,868	b	1,238,150
Humana	17,862		3,179,793
Intuitive Surgical	4,256	b	2,149,408
Laboratory Corporation of America
Holdings	11,672	b	1,471,722
McKesson	27,038		6,115,996
Medtronic	167,108		13,032,753
Patterson	9,507		463,847

Quest Diagnostics	16,648		1,279,399
St. Jude Medical	33,963		2,221,180
Stryker	35,503		3,275,152
Tenet Healthcare	11,190	a,b	554,017
UnitedHealth Group	112,157		13,267,052
Universal Health Services, Cl. B	10,567		1,243,842
Varian Medical Systems	11,943	b	1,123,717
Zimmer Holdings	19,872		2,335,357
			109,491,224
Household & Personal Products--1.9%
Clorox	15,164		1,673,954
Colgate-Palmolive	99,967		6,931,712
Estee Lauder, Cl. A	26,666		2,217,545
Kimberly-Clark	43,395		4,648,038
Procter & Gamble	316,891		25,966,049
			41,437,298
Insurance--2.7%
ACE	38,500		4,292,365
Aflac	51,679		3,307,973
Allstate	48,986		3,486,334
American International Group	161,328		8,839,161
Aon	33,134		3,184,840
Assurant	8,162		501,228
Chubb	27,248		2,754,773
Cincinnati Financial	17,615		938,527
Genworth Financial, Cl. A	58,498	b	427,620
Hartford Financial Services Group	49,718		2,079,207
Lincoln National	29,938		1,720,237
Loews	36,064		1,472,493
Marsh & McLennan	62,907		3,528,454
MetLife	131,298		6,637,114
Principal Financial Group	33,011		1,695,775
Progressive	61,408		1,670,298
Prudential Financial	53,382		4,287,108
Torchmark	15,724		863,562
Travelers	37,807		4,088,071
Unum Group	28,587		964,240
XL Group	31,537		1,160,562
			57,899,942
Materials--3.2%
Air Products & Chemicals	22,701		3,434,207
Airgas	8,186		868,616
Alcoa	138,296		1,786,784
Allegheny Technologies	13,606		408,316
Avery Dennison	11,598		613,650
Ball	15,582		1,100,712
CF Industries Holdings	5,649		1,602,508
Dow Chemical	127,880		6,135,682
E.I. du Pont de Nemours & Co.	105,752		7,558,095
Eastman Chemical	17,828		1,234,767
Ecolab	31,683		3,623,902
FMC	15,496		887,146

Freeport-McMoRan	122,983		2,330,528
International Flavors & Fragrances	9,317		1,093,816
International Paper	48,934		2,715,348
LyondellBasell Industries, Cl. A	46,674		4,097,977
Martin Marietta Materials	7,330		1,024,734
MeadWestvaco	20,433		1,018,994
Monsanto	56,479		6,356,147
Mosaic	36,308		1,672,346
Newmont Mining	57,535		1,249,085
Nucor	37,363		1,775,863
Owens-Illinois	19,062	b	444,526
PPG Industries	16,141		3,640,441
Praxair	33,924		4,095,984
Sealed Air	25,014		1,139,638
Sherwin-Williams	9,493		2,700,759
Sigma-Aldrich	13,713		1,895,822
Vulcan Materials	15,563		1,311,961
			67,818,354
Media--3.6%
Cablevision Systems (NY Group),
Cl. A	26,358	a	482,351
CBS, Cl. B	53,870		3,266,138
Comcast, Cl. A	298,558		16,859,570
DIRECTV	59,300	b	5,046,430
Discovery Communications, Cl. A	17,665	a,b	543,375
Discovery Communications, Cl. C	32,180	b	948,505
Gannett	25,933		961,596
Interpublic Group of Companies	48,207		1,066,339
News Corp., Cl. A	57,179	b	915,436
Omnicom Group	29,710		2,316,786
Scripps Networks Interactive, Cl.
A	11,466		786,109
Time Warner	97,879		8,264,903
Time Warner Cable	32,915		4,933,300
Twenty-First Century Fox, Cl. A	216,425		7,323,822
Viacom, Cl. B	42,975		2,935,193
Walt Disney	183,423		19,239,238
			75,889,091
Pharmaceuticals, Biotech & Life Sciences--9.9%
AbbVie	186,130		10,896,050
Actavis	45,663	b	13,590,082
Agilent Technologies	39,140		1,626,267
Alexion Pharmaceuticals	23,684	b	4,104,437
Amgen	88,905		14,211,464
Biogen Idec	27,589	b	11,649,179
Bristol-Myers Squibb	194,970		12,575,565
Celgene	93,907	b	10,825,599
Eli Lilly & Co.	114,385		8,310,070
Endo International	20,585	b	1,846,474
Gilead Sciences	174,979	b	17,170,689
Hospira	20,018	b	1,758,381
Johnson & Johnson	326,478		32,843,687

Mallinckrodt	13,365	b	1,692,677
Merck & Co.	333,386		19,163,027
Mylan	44,094	b	2,616,979
PerkinElmer	12,780		653,569
Perrigo Company	16,715		2,767,168
Pfizer	721,142		25,088,530
Regeneron Pharmaceuticals	8,733	b	3,942,775
Thermo Fisher Scientific	46,629		6,264,140
Vertex Pharmaceuticals	28,123	b	3,317,670
Waters	10,090	b	1,254,389
Zoetis	59,045		2,733,193
			210,902,061
Real Estate--2.6%
American Tower	49,157	c	4,628,132
Apartment Investment & Management,
Cl. A	18,056	c	710,684
AvalonBay Communities	15,484	c	2,698,087
Boston Properties	17,770	c	2,496,330
CBRE Group, Cl. A	32,473	b	1,257,030
Crown Castle International	39,213		3,236,641
Equity Residential	42,692	c	3,323,999
Essex Property Trust	7,595	c	1,746,090
General Growth Properties	73,952	c	2,185,282
HCP	53,355	c	2,305,470
Health Care	40,751	c	3,152,497
Host Hotels & Resorts	87,739	c	1,770,573
Iron Mountain	22,010		802,925
Kimco Realty	49,616	c	1,332,190
Macerich	16,251	c	1,370,447
Plum Creek Timber	20,445	c	888,335
Prologis	58,997	c	2,569,909
Public Storage	17,133	c	3,377,600
Simon Property Group	36,270	c	7,095,863
SL Green Realty	11,580	c	1,486,640
Ventas	38,024	c	2,776,512
Vornado Realty Trust	20,670	c	2,315,040
Weyerhaeuser	60,491	c	2,005,277
			55,531,553
Retailing--4.8%
Amazon.com	44,666	b	16,620,219
AutoNation	7,846	b	504,733
AutoZone	3,818	b	2,604,487
Bed Bath & Beyond	22,143	a,b	1,700,029
Best Buy	34,569		1,306,363
CarMax	24,824	b	1,713,104
Dollar General	35,811		2,699,433
Dollar Tree	23,654	b	1,919,404
Expedia	11,929		1,122,877
Family Dollar Stores	11,473		909,121
GameStop, Cl. A	13,708	a	520,356
Gap	32,023		1,387,557
Genuine Parts	17,949		1,672,667

Home Depot	154,623		17,566,719
Kohl's	24,337		1,904,370
L Brands	29,160		2,749,496
Lowe's	113,578		8,449,067
Macy's	39,871		2,588,027
Netflix	6,974	b	2,905,996
Nordstrom	16,415		1,318,453
O'Reilly Automotive	12,083	b	2,612,828
Priceline Group	6,107	b	7,109,464
Ross Stores	24,839		2,617,037
Staples	77,405		1,260,540
Target	74,887		6,145,976
The TJX Companies	80,313		5,625,926
Tiffany & Co.	13,366		1,176,342
Tractor Supply	15,611		1,327,872
TripAdvisor	12,783	b	1,063,162
Urban Outfitters	10,889	b	497,083
			101,598,708
Semiconductors & Semiconductor Equipment--2.4%
Altera	36,429		1,563,168
Analog Devices	36,704		2,312,352
Applied Materials	144,748		3,265,515
Avago Technologies	30,058		3,816,765
Broadcom, Cl. A	63,813		2,762,784
First Solar	8,381	b	501,100
Intel	556,845		17,412,543
KLA-Tencor	19,736		1,150,411
Lam Research	18,283		1,284,107
Linear Technology	27,726		1,297,577
Microchip Technology	23,408	a	1,144,651
Micron Technology	126,449	b	3,430,561
NVIDIA	60,979		1,275,986
Skyworks Solutions	22,310		2,192,850
Texas Instruments	123,245		7,047,765
Xilinx	31,815		1,345,775
			51,803,910
Software & Services--10.5%
Accenture, Cl. A	73,201		6,858,202
Adobe Systems	56,287	b	4,161,861
Akamai Technologies	20,863	b	1,482,212
Alliance Data Systems	7,586	b	2,247,352
Autodesk	27,022	b	1,584,570
Automatic Data Processing	55,898		4,787,105
CA	38,102		1,242,506
Citrix Systems	19,520	b	1,246,742
Cognizant Technology Solutions,
Cl. A	71,913	b	4,486,652
Computer Sciences	15,975		1,042,848
eBay	129,517	b	7,470,541
Electronic Arts	35,857	b	2,108,929
Equinix	6,626		1,542,864
Facebook, Cl. A	246,218	b	20,242,813

Fidelity National Information
Services	32,728		2,227,468
Fiserv	28,144	b	2,234,634
Google, Cl. A	33,501	b	18,583,005
Google, Cl. C	33,560	b	18,390,880
International Business Machines	107,610		17,271,405
Intuit	32,625		3,163,320
MasterCard, Cl. A	114,453		9,887,595
Microsoft	963,092		39,154,505
Oracle	376,465		16,244,465
Paychex	37,655		1,868,253
Red Hat	22,091	b	1,673,393
salesforce.com	70,893	b	4,736,361
Symantec	80,734		1,886,350
Teradata	17,281	b	762,783
Total System Services	19,743		753,195
VeriSign	12,387	a,b	829,557
Visa, Cl. A	228,384		14,938,597
Western Union	59,512		1,238,445
Xerox	123,285		1,584,212
Yahoo!	102,623	b	4,560,053
			222,493,673
Technology Hardware & Equipment--7.0%
Amphenol, Cl. A	35,649		2,100,796
Apple	683,967		85,106,014
Cisco Systems	597,827		16,455,188
Corning	149,118		3,381,996
EMC	233,757		5,974,829
F5 Networks	8,922	b	1,025,495
FLIR Systems	15,986		500,042
Harris	12,593		991,825
Hewlett-Packard	213,794		6,661,821
Juniper Networks	43,769		988,304
Motorola Solutions	22,671		1,511,476
NetApp	35,840		1,270,886
QUALCOMM	194,310		13,473,455
SanDisk	25,131		1,598,834
Seagate Technology	38,946		2,026,360
TE Connectivity	48,400		3,466,408
Western Digital	25,971		2,363,621
			148,897,350
Telecommunication Services--2.3%
AT&T	608,954		19,882,348
CenturyLink	67,121		2,319,031
Frontier Communications	114,672		808,438
Level 3 Communications	32,850	b	1,768,644
Verizon Communications	487,517		23,707,952
Windstream Holdings	70,008	a	518,059
			49,004,472
Transportation--2.3%
American Airlines Group	84,189		4,443,495
C.H. Robinson Worldwide	16,942		1,240,493

CSX	115,867	3,837,515
Delta Air Lines	97,493	4,383,285
Expeditors International of
Washington	23,052	1,110,645
FedEx	30,706	5,080,308
Kansas City Southern	12,890	1,315,811
Norfolk Southern	36,145	3,720,043
Ryder System	6,760	641,456
Southwest Airlines	78,945	3,497,264
Union Pacific	103,902	11,253,626
United Parcel Service, Cl. B	81,376	7,888,589
		48,412,530
Utilities--3.1%
AES	75,011	963,891
AGL Resources	13,986	694,405
Ameren	28,746	1,213,081
American Electric Power	57,787	3,250,519
CenterPoint Energy	52,052	1,062,381
CMS Energy	31,790	1,109,789
Consolidated Edison	34,369	2,096,509
Dominion Resources	68,064	4,823,696
DTE Energy	21,027	1,696,669
Duke Energy	82,539	6,337,344
Edison International	38,205	2,386,666
Entergy	21,437	1,661,153
Eversource Energy	36,521	1,845,041
Exelon	101,645	3,416,288
FirstEnergy	48,617	1,704,512
Integrys Energy Group	9,716	699,746
NextEra Energy	51,938	5,404,149
NiSource	37,822	1,670,220
NRG Energy	39,241	988,481
Pepco Holdings	31,010	831,998
PG&E	55,680	2,954,938
Pinnacle West Capital	13,127	836,846
PPL	78,453	2,640,728
Public Service Enterprise Group	59,371	2,488,832
SCANA	16,024	881,160
Sempra Energy	27,458	2,993,471
Southern	106,613	4,720,824
TECO Energy	26,631	516,641
Wisconsin Energy	26,474	1,310,463
Xcel Energy	58,627	2,040,806
		65,241,247
Total Common Stocks
(cost $944,095,590)		2,149,240,918
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.05%, 6/4/15	1,620,000	1,619,971
0.10%, 9/17/15	360,000	359,839
Total Short-Term Investments

(cost $1,979,688)		1,979,810

Other Investment--1.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $34,248,933)	34,248,933 [d]	34,248,933
Investment of Cash Collateral for
Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $5,300,592)	5,300,592 [d]	5,300,592
Total Investments (cost $985,624,803)	103.0%	2,190,770,253
Liabilities, Less Cash and Receivables	(3.0%)	(64,645,941)
Net Assets	100.0%	2,126,124,312

a	Security, or portion thereof, on loan. At March 31, 2015, the value of the fund's securities on loan was $14,281,307 and the value of the collateral held by the fund was $14,723,536, consisting of cash collateral of $5,300,592 and
U.S. Government & Agency securities valued at $9,422,944.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At March 31, 2015, net unrealized appreciation on investments was $1,205,145,450 of which $1,238,711,806 related to appreciated investment securities and $33,566,356 related to depreciated investment securities. At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	10.5
Pharmaceuticals, Biotech & Life Sciences	9.9
Energy	8.1
Capital Goods	7.5
Technology Hardware & Equipment	7.0
Banks	5.9
Food, Beverage & Tobacco	5.3
Diversified Financials	5.2
Health Care Equipment & Services	5.1
Retailing	4.8
Media	3.6
Materials	3.2
Utilities	3.1
Insurance	2.7
Food & Staples Retailing	2.6
Real Estate	2.6
Semiconductors & Semiconductor Equipment	2.4
Telecommunication Services	2.3
Transportation	2.3
Household & Personal Products	1.9
Short-Term/Money Market Investments	1.9
Consumer Services	1.8
Consumer Durables & Apparel	1.5

Automobiles & Components	1.1
Commercial & Professional Services	.7
103.0

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
March 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2015 ($)
Financial Futures Long
Standard & Poor's 500 E-mini	371	38,227,840	June 2015	149,318

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	2,142,838,209	-	-	2,142,838,209
Equity Securities - Foreign Common Stocks+	6,402,709	-	-	6,402,709
Mutual Funds	39,549,525	-	-	39,549,525
U.S. Treasury	-	1,979,810	-	1,979,810
Other Financial Instruments:
Financial Futures++	149,318	-	-	149,318

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end March 31, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 19, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)